                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07927

Morgan Stanley Financial Services Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: August 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FINANCIAL SERVICES TRUST
PORTFOLIO OF INVESTMENTS AUGUST 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------------------

     NUMBER OF
       SHARES                                                                                                          VALUE
---------------------                                                                                           --------------------

                         COMMON STOCKS (99.0%)
                         Finance/Rental/Leasing (8.9%)
             148,400     Fannie Mae                                                                           $           7,813,260
             113,200     Freddie Mac                                                                                      7,199,520
                                                                                                                --------------------
                                                                                                                         15,012,780
                                                                                                                --------------------
                         Financial Conglomerates (18.5%)
             178,800     American Express Co.                                                                             9,394,152
             253,800     Citigroup, Inc.                                                                                 12,525,030
              56,400     JPMorgan Chase & Co.                                                                             2,575,224
              36,400     State Street Corp.                                                                               2,249,520
              81,600     UBS AG (Switzerland)                                                                             4,632,432
                                                                                                                --------------------
                                                                                                                         31,376,358
                                                                                                                --------------------
                         Financial Publishing/Services (5.3%)
              33,200     Dun & Bradstreet Corp. *                                                                         2,334,292
              72,800     Moody's Corp.                                                                                    4,453,904
              58,800     Morningstar, Inc. *                                                                              2,249,688
                                                                                                                --------------------
                                                                                                                          9,037,884
                                                                                                                --------------------
                         Insurance Brokers/Services (3.1%)
             197,200     Marsh & McLennan Companies, Inc.                                                                 5,158,752
                                                                                                                --------------------

                         Investment Banks/Brokers (18.8%)
             124,600     Ameriprise Financial, Inc.                                                                       5,697,958
             150,000     Evercore Partners Inc - (Class A) *                                                              4,312,500
              23,200     Goldman Sachs Group, Inc. (The)                                                                  3,448,680
             102,800     Greenhill & Co., Inc.                                                                            5,657,084
              72,200     Merrill Lynch & Co., Inc.                                                                        5,308,866
             129,300     OptionExpress Holdings Inc.                                                                      3,377,316
             232,500     TD AmeriTrade Holding Corp. *                                                                    4,073,400
                                                                                                                --------------------
                                                                                                                         31,875,804
                                                                                                                --------------------
                         Investment Managers (5.2%)
             192,700     Calamos Asset Management Inc. (Class A)                                                          5,052,594
             209,100     Janus Capital Group, Inc. *                                                                      3,717,798
                                                                                                                --------------------
                                                                                                                          8,770,392
                                                                                                                --------------------
                         Life/Health Insurance (4.0%)
              74,000     Genworth Financial Inc. (Class A)                                                                2,547,820
              77,400     MetLife, Inc. *                                                                                  4,259,322
                                                                                                                --------------------
                                                                                                                          6,807,142
                                                                                                                --------------------
                         Major Banks (17.5%)
             217,953     Bank of America Corp.                                                                           11,218,041
             159,700     Bank of New York Co., Inc. (The)                                                                 5,389,875
              31,900     Kookmin Bank (ADR) (South Korea) *                                                               2,570,502
             181,200     Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)                                               2,458,884
              32,700     Raiffeisen International Bank Holdings                                                           2,947,583
             143,400     Wells Fargo & Co.                                                                                4,983,150
                                                                                                                --------------------
                                                                                                                         29,568,035
                                                                                                                --------------------

                         Multi-Line Insurance (4.0%)
              47,900     Hartford Financial Services Group, Inc. (The)                                                    4,112,694
              40,200     PartnerRe Ltd.                                                                                   2,584,860
                                                                                                                --------------------
                                                                                                                          6,697,554
                                                                                                                --------------------
                         Property - Casualty Insurers (9.0%)
               1,400     Berkshire Hathaway Inc. (Class B) *                                                              4,484,900
              96,000     St. Paul Travelers Companies, Inc. (The)                                                         4,214,400
              33,100     Transatlantic Holdings, Inc.                                                                     2,033,002
              69,300     XL Capital Ltd. (Class A) (Cayman Islands)                                                       4,548,852
                                                                                                                --------------------
                                                                                                                         15,281,154
                                                                                                                --------------------
                         Regional Banks (4.7%)
             125,300     Fifth Third Bancorp                                                                              4,929,302
              69,600     First Republic Bank                                                                              2,966,352
                                                                                                                --------------------
                                                                                                                          7,895,654
                                                                                                                --------------------
                         TOTAL COMMON STOCKS
                           (Cost $142,365,613)                                                                          167,481,509
                                                                                                                --------------------

     PRINCIPAL
     AMOUNT IN
     THOUSANDS
---------------------
                         SHORT-TERM INVESTMENT (1.0%)
                         REPURCHASE AGREEMENT
             $ 1,764     Joint repurchase agreement account 5.27% due 9/01/06
                         (dated 08/31/06; proceeds $1,764,258) (a) (Cost $1,764,000)                                      1,764,000
                                                                                                                --------------------

                         TOTAL INVESTMENTS
                           (Cost $144,129,613) (b)                                              100.0%                  169,245,509
                         LIABILITIES IN EXCESS OF OTHER ASSETS                                    0.0                        (3,601)
                                                                                             --------------     --------------------
                         NET ASSETS                                                             100.0%                 $169,241,908
                                                                                             ==============     ====================

---------------------
        ADR          American Depositary Receipt.
         *           Non-income producing security.
        (a)          Collateralized by federal agency and U.S. Treasury
                     obligations.
        (b)          The aggregate cost for federal income tax purposes
                     approximates the aggregate cost for book purposes. The
                     aggregate gross unrealized appreciation is $28,341,380 and the aggregate gross unrealized depreciation is $3,225,484, resulting in net unrealized appreciation of $25,115,896.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Financial Services Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 19, 2006

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                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 19, 2006

                                              /s/ Ronald E. Robison
                                              Ronald E. Robison
                                              Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-Q of Morgan Stanley Financial
     Services Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.   The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

     (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b)  Omitted;

     (c)  Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d)  Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: October 19, 2006

                                              /s/ Francis Smith
                                              Francis Smith
                                              Principal Financial Officer

                                       5